Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
EXPENSES
Consulting fees	$ 115,024	$ 98,404	$ 207,390
Directors’ compensation	497,306	493,793	1,156,523
Foreign exchange	(188,768)	9,312	(14,189)
Marketing, advertising, and investor relations	429,659	41,600	119,418
Office and administrative	784,078	264,009	278,809
Professional fees	739,362	547,765	437,679
Regulatory and filing	287,646	197,186	186,651
Research and development	11,084,509	1,180,010	4,999,944
Loss before other items	(13,748,816)	(2,832,079)	(7,372,225)
Other items
Interest income	1,519,468	30,133	0
Net and comprehensive loss	$ (12,229,348)	$ (2,801,946)	$ (7,372,225)
Basic and diluted loss per share (in CAD per share)	$ (1.78)	$ (0.65)	$ (1.98)
Weighted average number of common shares outstanding basic and diluted (in shares)	6,878,051	4,310,168	3,719,775